Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity File Number	001-40537
Entity Registrant Name	Bright Health Group, Inc.
Entity Central Index Key	0001671284
Entity Tax Identification Number	47-4991296
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Norman Center Drive Suite 900
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55437
City Area Code	612
Local Phone Number	238-1321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BHG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false